Interest Expense, Net	12 Months Ended
Dec. 31, 2025
Interest Expense, Net [Abstract]
Interest Expense, Net
10. INTEREST EXPENSE, NET
For the Year ended December 31
millions of dollars 2025 2024
Interest on debt
$
1,048 $
1,004
Allowance for borrowed funds used during construction (30) (23)
Other
14 (8)
$
1,032 $
973